11. Stockholders Deficit (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Liability				$ 214,769
Stock options issued for services - related parties		400,311			125,000
Debt Forgiveness					83,000
Debt Converted, Value					244,133
Loss on Debt Extinguishment					(3,278)
Sale of Member Units, Value						774,000
Allocation to Noncontrolling Interest		(35,444)		(35,442)	(35,440)	5,193
Options Cancelled				100,000
Warrants Issued	5,390,100			5,390,100	6,738,884
Expired Warrants					2,400,000
Warrants, Exercise Price				$ 0.375	$ 0.375
Stock Issued for Services, Shares					3,066,750
Warrant Consideration Recieved				1,000
Warrants Exercised				$ 1,000,000	$ 1,400,000
Third Party
Warrants Issued				4,740,100	6,614,801
Related Party
Warrants Issued				650,000	124,083